Note 6 - Leases	12 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Leases Disclosure [Text Block]

Note 6 - Leases

The Company’s operating leases are for its offices, manufacturing facilities and equipment, and its finance leases were for equipment. These leases have original lease periods expiring between 2022 and 2030. Most leases include option provisions under which the parties may extend the lease term. Certain non-real estate leases also include options to purchase the leased property. The Company’s lease agreements generally do not contain any material residual value guarantees or material restrictive covenants. The Company had no remaining finance leases recorded as of June 30, 2024.

In connection with the Neos Acquisition, Aytu assumed an operating lease ROU asset and lease liability of $3.5 million, which represented the present value of the remaining lease payments as of the acquisition date, for the office space and manufacturing facilities at Grand Prairie, Texas. As the lease agreement does not provide an implicit rate, a borrowing rate of 6.7% was used to determine the present value of future lease payments.

During the fourth quarter of fiscal 2024, as part of the previously announced closure of the Grand Prairie, Texas manufacturing site, the Company ceased using the Grand Prairie, Texas manufacturing facility. As a result, the Company wrote off the remaining related operating lease ROU asset. The lease for the Grand Prairie, Texas manufacturing site is set to expire on  December 31, 2024, respectively.

In June 2024, the Company entered into a forward-starting operating lease agreement to lease office space in Berwyn, Pennsylvania from the owner of the office space that the Company is currently renting under a sublease arrangement. The Company has determined that it is an operating lease, and that lease commencement occurred in July 2024. The initial lease termination date is  July 31, 2030, and under the lease agreement the Company has one five-year renewal option to extend the lease through July 2035. Undiscounted minimum monthly rent payments average approximately $13,000 over the initial term of the lease. The Company has elected to utilize the practical expedient to not separate lease and non-lease components upon recognition and variable lease payments will be expensed as incurred. The Company will record an operating lease ROU asset of $0.5 million and a lease liability of $0.5 million at lease commencement in July 2024. The ROU asset and lease liability will be recorded at present value using an incremental borrowing rate of 12.3%.

In May 2023, the Company entered into a lease agreement to relocate its principal office. The space was made available to the Company in September 2023 (lease commencement) with an initial term of five and a half years. The Company recorded an operating lease ROU asset of $0.8 million and a lease liability of $0.8 million at lease commencement. The ROU asset and lease liability were recorded at present value using an incremental borrowing rate of 10.3%. The Company utilized the practical expedient to not separate lease and non-lease components upon recognition. See Note 18 – Commitments and Contingencies for further detail.

The components of lease expenses for continuing operations are as follows:

	Year Ended
	June 30,
	2024	2023	Statement of Operations Classification
	(in thousands)
Lease cost:
Operating lease cost	$1,986	$1,350	Operating expenses
Short-term lease cost	94	97	Operating expenses
Finance lease cost:
Amortization of leased assets	53	66	Cost of sales
Interest on lease liabilities	3	9	Interest expense
Total lease cost	$2,136	$1,522

Supplemental balance sheet information related to leases is as follows:

	June 30,
	2024	2023	Balance Sheet Classification
	(in thousands)
Assets:
Operating lease assets	$829	$1,828	Operating lease right-of-use assets
Finance lease assets	—	159	Property and equipment, net
Total lease assets	$829	$1,987

Liabilities:
Current:
Operating leases	$712	$1,258	Other current liabilities
Finance leases	—	85	Current portion of debt
Non-current:
Operating leases	577	832	Other liabilities
Total lease liabilities	$1,289	$2,175

The remaining weighted-average lease term and discount rate used are as follows:

	June 30,
	2024	2023
Weighted-average remaining lease term (years):
Operating lease assets	2.7	1.5
Finance lease assets	—	0.9
Weighted-average discount rate:
Operating lease assets	10.0%	6.5%
Finance lease assets	—%	6.5%

Supplemental cash flow information related to leases is as follows:

	Year Ended
	June 30,
	2024	2023
	(in thousands)
Cash flow classification of lease payments:
Operating cash flows from operating leases	$1,723	$1,350
Operating cash flows from finance leases	$3	$9
Financing cash flows from finance leases	$85	$96

As of June 30, 2024, the Company did not have any remaining finance leases. As of June 30, 2024, the Company’s future minimum operating lease payments, including the new forward-starting operating lease agreement to lease office space in Berwyn, Pennsylvania were as follows:

Operating
(in thousands)
2025	$970
2026	399
2027	377
2028	386
2029	359
Thereafter	249
Total lease payments	2,740
Less: imputed interest	(555)
Lease liabilities	$2,185